Basic and Diluted Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Summary of Basic and Diluted Net Income (Loss) Per Ordinary Share

	For the Years Ended December 31,
	2021	2020
Numerator:
Net loss attributable to common stockholder, basic and diluted	$(63,544)	$(35,835)
Denominator:
Weighted average shares of common stock outstanding, basic and diluted	64,938,930	57,247,816
Net loss per share attributable to common stockholder, basic and diluted	$(0.98)	$(0.63)

Schedule Of Antidilutive Securities Excluded From Computation Of Earnings Per share
The following table presents the potential common shares outstanding that were excluded from the computation of diluted net loss per share of common stock as of the periods presented because including them would have been antidilutive:

	As of December 31,
	2021	2020
Stock options and RSUs issued and outstanding	15,257,453	10,167,927
Convertible notes	9,149,687	2,123,867

Potential common shares excluded from diluted net loss per share	24,407,140	12,291,794